Loss Per Ordinary Share	9 Months Ended
Sep. 30, 2020
Earnings per share [abstract]
Loss Per Ordinary Share
20.	LOSS PER ORDINARY SHARE

	For the nine months ended September 30
	2019	2020
Basic and diluted loss per ordinary share	$(0.11)	$(0.05)

The loss and weighted-average number of ordinary shares outstanding used in the computation of loss per share are as follows:

	For the nine months ended September 30
	2019	2020
Loss used in the computation of basic and diluted loss per ordinary share	$(17,460,159)	$(10,267,070)

Weighted-average number of ordinary shares in the computation of basic loss per ordinary share	160,248,940	189,954,970

If the outstanding employee share options issued by ASLAN Cayman are converted to ordinary shares, they are anti-dilutive and excluded from the computation of diluted earnings per share. Potential ordinary shares arising from the aforementioned anti-dilutive outstanding employee share options are 11,004,802 and 8,051,149 shares for the nine months ended September 30, 2019 and 2020, respectively.